Financial Instruments and Risk Management (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments And Risk Management
Aa2	12.00%
BBB+	75.00%	29.00%
B1	12.00%
B2		68.00%
Not assigned	1.00%	3.00%
Total	100.00%	100.00%